Leases (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 340	SFr 357	SFr 369
Variable lease costs	46	52	50
Sublease income	(52)	(57)	(71)
Total lease costs	334	352	348
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	336	225	15
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(402)	(399)	(403)
Right-of-use assets obtained in exchange of new operating lease liabilities	165	107	32
Changes to right-of-use assets due to lease modifications for operating leases	SFr 68	SFr 29	32
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	10 years 6 months	11 years 1 month 6 days
Discount rate	2.70%	2.60%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 372	SFr 374
Due between 1 and 2 years	318	339
Due between 2 and 3 years	293	293
Due between 3 and 4 years	276	293
Due between 4 and 5 years	241	255
Thereafter	1,284	1,450
Total	2,784	3,004
Future interest payable	(365)	(413)
Lease liabilities	SFr 2,419	2,591
Operating Leases, Future Minimum Payments Due [Abstract]
Sale Leaseback Transaction, Lease Terms	During 2022, the Group entered into 12 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2021, the Group entered into 13 sale-leaseback transactions with lease terms ranging from 3 to 10 years. During 2020, the Group entered into one sale-leaseback transaction with a lease term of one year.
Bank
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 279	293	305
Variable lease costs	46	50	45
Sublease income	(65)	(75)	(87)
Total lease costs	260	268	263
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	336	225	15
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(336)	(334)	(340)
Right-of-use assets obtained in exchange of new operating lease liabilities	165	107	32
Changes to right-of-use assets due to lease modifications for operating leases	SFr 74	SFr 29	SFr 26
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	9 years 2 months 12 days	9 years 7 months 6 days
Discount rate	3.00%	2.80%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 312	SFr 309
Due between 1 and 2 years	260	278
Due between 2 and 3 years	236	234
Due between 3 and 4 years	219	234
Due between 4 and 5 years	186	197
Thereafter	811	919
Total	2,024	2,171
Future interest payable	(275)	(310)
Lease liabilities	SFr 1,749	SFr 1,861
Operating Leases, Future Minimum Payments Due [Abstract]
Sale Leaseback Transaction, Lease Terms	During 2021, the Bank entered into 12 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2021, the Bank entered into 13 sale-leaseback transactions with lease terms ranging from 3 to 10 years. During 2020, the Bank entered into one sale-leaseback transaction with a lease term of one year.